Revenue (Tables)	12 Months Ended
Dec. 31, 2023
Revenue
Schedule of disaggregation of revenue

	2023	2022	2021
Major service lines:
Collaboration revenue	7,765	41,198	39,301
Service revenue	510	155	1,065
	8,275	41,353	40,366

Timing on revenue recognition:
Point in time	0	0	490
Over time	8,275	41,353	39,876
	8,275	41,353	40,366

Schedule of receivables and contract liabilities from contracts with customers

	December 31, 2023	December 31, 2022
Receivables	0	0
Contract liabilities	1,083	10,331